UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Lee Scundi                    Cupertino, CA                       10/25/2006
--------------                    -------------                       ----------
 [Signature]                      [City, State]                         [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          150
                                         -----------
Form 13F Information Table Value Total:     $225,922
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMB Property Corp.             Com              00163T109       28     500          Sole             Sole      0    0
AT&T Corp.                     Com              00195710        55    1700          Sole             Sole      0    0
Abbott Labs                    Com              002824100       97    2000          Sole             Sole      0    0
Adobe Systems                  Com              0072f101       225    6000          Sole             Sole      0    0
Advanced Micro Devices         Com              007903107      805   32400          Sole             Sole      0    0
All American Semiconductor     Com              016557100        2     600          Sole             Sole      0    0
Allstate Corp.                 Com              020002101      797   12700          Sole             Sole      0    0
American International Group   Com              026874107     6407   96693          Sole             Sole      0    0
American Power Conversion Corp Com              029066107     2576  117300          Sole             Sole      0    0
Apollo Group                   Com              037604105     1714   34809          Sole             Sole      0    0
BP p.l.c                       Com              055622104      237    3620          Sole             Sole      0    0
BRE Properties                 Com              05564e106       54     900          Sole             Sole      0    0
Bank of America Corp           Com              066050105    12681  236710          Sole             Sole      0    0
Beazer Homes USA               Com              07556Q105      869   22250          Sole             Sole      0    0
Bell South Corp.               Com              079860102       30     700          Sole             Sole      0    0
Berkshire Hathaway Cl B        Com              084670207     1695     534          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      192     200          Sole             Sole      0    0
Bristol Myers                  Com              09247u107     4018  161250          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      186    1600          Sole             Sole      0    0
CMGI Inc                       Com              125750109        1    1000          Sole             Sole      0    0
CVS Corp.                      Com              126650100       32    1000          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      105    1600          Sole             Sole      0    0
Chesapeake Energy              Com              165167107       29    1000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100      7537  116200          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       43    2000          Sole             Sole      0    0
Ciena Corp.                    Com              171779101       39    1428          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275r102      228    9900          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109    11290  227300          Sole             Sole      0    0
Clorox Co.                     Com              189054109      504    8000          Sole             Sole      0    0
ConocoPhillips                 Com              20825c104     6429  107993          Sole             Sole      0    0
Consolidated Edison            Com              209115104     1640   35500          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106       51     800          Sole             Sole      0    0
Costco Cos. Inc.               Com              22160K105       15     300          Sole             Sole      0    0
Crosstex Energy                Com              22765Y104      403    4500          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765U102      715   20000          Sole             Sole      0    0
D R Horton Inc                 Com              23331a109     3399  141900          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      106    2500          Sole             Sole      0    0
Deere & Co.                    Com              244199105      126    1500          Sole             Sole      0    0
Dell Computer                  Com              247025109     3595  157400          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       71    1500          Sole             Sole      0    0
Discovery Holding Company A    Com              25468y107      612   42312          Sole             Sole      0    0
Dorchester Minerals L.P.       Com              25820r105      103    4000          Sole             Sole      0    0
Drew Industries                Com              26168L205     1171   46350          Sole             Sole      0    0
Duke Realty Invts              Com              264411505      486   13000          Sole             Sole      0    0
Eastman Kodak                  Com              277461109      650   29000          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     2396   35704          Sole             Sole      0    0
Fannie Mae                     Com              313586109       56    1000          Sole             Sole      0    0
Farmers & Merchants            Com              308243104      105     195          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104     1248     203          Sole             Sole      0    0
Long Beach
Fed Ex Corp                    Com              31428x106      174    1600          Sole             Sole      0    0
Fidelity National Title        Com              31620r105     3729  177909          Sole             Sole      0    0
Fidelity Natl Finl Inc         Com              316326107      550   13200          Sole             Sole      0    0
First National Bank of Alaska  Com              322387101      201     100          Sole             Sole      0    0
Florida East Coast Industries  Com              340632207       16     277          Sole             Sole      0    0
Cl B
Freddie Mac Voting Shs         Com              313400301     2375   35800          Sole             Sole      0    0
General Dynamics Corp.         Com              369550108     1732   24170          Sole             Sole      0    0
General Electric Co.           Com              369604103     5853  165800          Sole             Sole      0    0
General Mills Inc.             Com              370334104      142    2500          Sole             Sole      0    0
GeoMet, Inc                    Com              37250U201       47    5000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              37733w105       64    1200          Sole             Sole      0    0
H&R Block                      Com              093671105      109    5000          Sole             Sole      0    0
Harman International           Com              413086109     1565   18760          Sole             Sole      0    0
Industries
Health Net, Inc                Com              42222g108       34     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     2420   63000          Sole             Sole      0    0
Heinz H J Co                   Com              423074103     2546   60725          Sole             Sole      0    0
Hewlett-Packard Company        Com              428236103      440   12000          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     5845  161150          Sole             Sole      0    0
IBM Corp                       Com              459200101     4560   55650          Sole             Sole      0    0
Intel Corp                     Com              458140100     6109  297001          Sole             Sole      0    0
J.P. Morgan Chase & Co.        Com              46625h100       47    1000          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101       16    7500          Sole             Sole      0    0
JetBlue Airways                Com              477143101       31    3375          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     7725  118950          Sole             Sole      0    0
KB Home                        Com              48666k109      166    3800          Sole             Sole      0    0
KHD Humboldt Wedag Intl Ltd    Com              482462108      228    7000          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      131    2000          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       13     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100      443    6000          Sole             Sole      0    0
Lennar Corp                    Com              526057104     2321   51300          Sole             Sole      0    0
Lexington Property Trust       Com              529043101       12     566          Sole             Sole      0    0
Liberty Global C               Com              530555309      484   19325          Sole             Sole      0    0
Liberty Global Class A         Com              530555101      498   19350          Sole             Sole      0    0
Liberty Media Hldg Cap A       Com              53071M302     1700   20341          Sole             Sole      0    0
Liberty Media Hldy Cp Inter A  Com              53071M104     2070  101555          Sole             Sole      0    0
Liberty Property Trust         Com              531172104      664   13900          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       23     400          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107       47   20000          Sole             Sole      0    0
McDonalds Corp.                Com              580135101     4029  103000          Sole             Sole      0    0
Merck & Co.                    Com              589331107     4330  103350          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      704    9000          Sole             Sole      0    0
Microsoft Corp.                Com              594918104     7625  278800          Sole             Sole      0    0
Millennium Pharmaceuticals     Com              599902103       50    5000          Sole             Sole      0    0
Nabors Industries              Com              g6359f103     3118  104800          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      342    6700          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     2443   90300          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204     4287  217700          Sole             Sole      0    0
Nortel Networks                Com              656569100       12    5000          Sole             Sole      0    0
Novartis AG                    Com              66987v109       58    1000          Sole             Sole      0    0
Oracle Corp                    Com              68389x105      124    7000          Sole             Sole      0    0
Peoples Energy Corp            Com              711030106     1736   42700          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103    13440  473900          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101      143    4000          Sole             Sole      0    0
PrimeWest Energy Tr            Com              741930309       17     700          Sole             Sole      0    0
Pulte Homes                    Com              746920107     1502   47150          Sole             Sole      0    0
Qualcomm Inc.                  Com              747525103       18     500          Sole             Sole      0    0
Raymond James Financial        Com              754730109      118    4050          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      229    6225          Sole             Sole      0    0
Rite Aid Corporation           Com              767754104       32    7000          Sole             Sole      0    0
Ross Stores Inc.               Com              778296103      254   10000          Sole             Sole      0    0
Royal Dutch Shell -- Tendered  Com              780259206      461    6980          Sole             Sole      0    0
Ryland Group                   Com              783764103      966   22350          Sole             Sole      0    0
S & P 500 Spiders              Com              78462f103       67     500          Sole             Sole      0    0
SLM Corporation                Com              78442p106      379    7300          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      270   10000          Sole             Sole      0    0
Southern Co.                   Com              842587107     1609   46700          Sole             Sole      0    0
Sprint Nextel Corp             Com              852061100     2334  136101          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100      126    2300          Sole             Sole      0    0
Star Gas Ptnrs L.P.            Com              85512C105      125   50000          Sole             Sole      0    0
Tarragon Corporation           Com              876287103       10    1000          Sole             Sole      0    0
Time Warner                    Com              887317105     4151  227700          Sole             Sole      0    0
Toll Brothers Inc              Com              889478103     1448   51550          Sole             Sole      0    0
Tyco Intl Ltd                  Com              902124106        8     300          Sole             Sole      0    0
United States Steel Corp       Com              912909108      640   11100          Sole             Sole      0    0
UnitedHealth Group Inc         Com              91324P102     1014   20600          Sole             Sole      0    0
Verizon Communications         Com              92343v10        37    1000          Sole             Sole      0    0
Vodafone Group PLC             Com              92857t107       50    2187          Sole             Sole      0    0
Volcom, Inc                    Com              92864N101       11     500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103     4550   92250          Sole             Sole      0    0
Walt Disney Co.                Com              254687106       62    2000          Sole             Sole      0    0
Washington Mutual, Inc.        Com              939322103    11483  264150          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101      418   10500          Sole             Sole      0    0
Waste Management Inc           Com              94106l109       55    1500          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      145    4000          Sole             Sole      0    0
Wynn Resorts                   Com              983134107      136    2000          Sole             Sole      0    0
XTO Energy Inc                 Com              98385X106      421   10000          Sole             Sole      0    0
YRC Worldwide                  Com              984249102     2595   70050          Sole             Sole      0    0
eBay Inc                       Com              278642103      284   10000          Sole             Sole      0    0
iShares MSCI Japan             Com              464286848      102    7500          Sole             Sole      0    0
iShares MSCI Pacific Ex-Japan  Com              464286665      111    1000          Sole             Sole      0    0
iShares Russell 2000           Com              464287655      403    5600          Sole             Sole      0    0
iShares Russell Midcap         Com              464287499      522    5600          Sole             Sole      0    0
iShares S&P Eur 350            Com              464287861      831    8600          Sole             Sole      0    0

ABN Amro Preferred G 6.08%     Pref             00372q100     1407   57400          Sole             Sole      0    0
CORTS Trust for Ford Motor     Pref             22080q208       64    3500          Sole             Sole      0    0
7.4%
CORTS Trust for Ford Motor 8%  Pref             22082k209     1546   82000          Sole             Sole      0    0
Crescent R.E. Pref A 6.75%     Pref             225756204     3604  164400          Sole             Sole      0    0

AEW Real Estate Income Fund    Com              00104h107     7677  363300          Sole             Sole      0    0
Latin America Equity Fund Inc. Com              51827t100      206    5500          Sole             Sole      0    0